Document And Entity Information - USD ($)	12 Months Ended
	Oct. 31, 2022	Dec. 15, 2022	Apr. 30, 2022
Document Information [Line Items]
Entity, Registrant Name	OPTICAL CABLE CORPORATION
Document, Type	10-K
Document, Annual Report	true
Document, Transition Report	false
Document, Period End Date	Oct. 31, 2022
Entity, File Number	0-27022
Entity, Incorporation, State or Country Code	VA
Entity, Tax Identification Number	54-1237042
Entity, Address, Address Line One	5290 Concourse Drive
Entity, Address, City or Town	Roanoke
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24019
City Area Code	540
Local Phone Number	265-0690
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	OCC
Security Exchange Name	NASDAQ
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity, Shell Company	false
Entity, Public Float			$ 22,184,335
Entity, Common Stock Shares, Outstanding		7,893,194
Current Fiscal Year End Date	--10-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Auditor Firm ID	423
Auditor Location	Roanoke, Virginia
Auditor Name	Brown, Edwards & Company, L.L.P.
Documents Incorporated By Reference Text Block	Portions of the Company’s Annual Report filed as Exhibit 13.1 to this report on Form 10-K are incorporated by reference in Part II of this Form 10-K Report: “Corporate Information,” “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” “Consolidated Financial Statements,” “Notes to Consolidated Financial Statements,” and “Report of Independent Registered Public Accounting Firm.” In addition, portions of the Company’s Proxy Statement for the 2023 Annual Meeting of Shareholders are incorporated by reference in Part III of this Form 10-K Report: “Election of Directors,” “Beneficial Ownership of Securities”, “Compensation of Executive Officers,” “Compensation of Directors,” “Delinquent Section 16(a) Reports” (if applicable), “Code of Ethics,” “Executive Compensation,” “Equity Compensation Plan Information,” “Certain Relationships and Related Transactions,” “Independent Registered Public Accounting Firm,” and “Audit Committee Pre-approval of Audit and Permissible Non-audit Services of Independent Registered Public Accounting Firm.”
Amendment Flag	false
Entity Central Index Key	0001000230